Investment Strategy	Jun. 04, 2026
Kurv Gold & Mining Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Gold Fund seeks to primarily invest under normal circumstances in derivative instruments on gold bullion and gold bullion-related exchanged traded products (“ETPs”), including gold bullion-related exchange traded funds (“ETFs”) and gold bullion-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Gold Fund may also invest in gold bullion-related ETPs directly as well as in gold bullion and derivative instruments on gold bullion. The Gold Fund also seeks to invest in securities of publicly traded companies primarily involved in the gold mining industry(“Gold Companies”). Gold Companies are those companies that generate at least 50% of their revenues from or have at least 50% of their assets related to (a) finding, extracting, processing, selling or developing gold, and/or (b) holding physical gold or owning gold royalties.

Gold bullion-related ETPs are those that invest primarily in physical gold bullion and/or over-the-counter or exchange-traded derivatives on gold bullion such as forward contracts, futures contracts, and options contracts or swap contracts, or in companies that are primarily involved in the gold mining industry. Gold bullion-related ETPs may include other ETFs managed by Kurv Investment Management, LLC (“Kurv”), the Gold Fund’s adviser. Gold bullion-related ETNs are those with interest and/or principal payments linked to the price of gold bullion. Derivatives are primarily used as substitutes for gold bullion because they are expected to produce returns that are substantially similar to those of gold bullion. Derivatives used by the Gold Fund are expected to produce a significant portion of the Gold Fund’s returns. The Gold Fund does not invest more than 25% of the Gold Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying gold bullion index or gold bullion price upon which they are based. Gold bullion-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Gold Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Gold Fund uses futures on gold bullion, as well as option contracts on gold and/or gold bullion-related ETPs, including FLEX options, to gain exposure to gold bullion. The value of option contracts on gold bullion-related ETPs as well as gold bullion-related ETNs should closely track changes in gold bullion prices.

The Gold Fund may gain long exposure via purchasing shares of gold and/or gold bullion-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Gold Fund may gain exposure through buying futures and/or buying call options of a gold or gold bullion-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Gold Fund with investment exposure to the gold or gold bullion-related ETP for the duration of the application option exposure. The synthetic long position to an underlying gold or gold bullion-related ETP when the Gold Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Gold Fund invests at least 80% of its net assets plus any borrowings for investment purposes in (i) gold bullion, the securities of gold bullion-related ETPs, derivatives on gold bullion or gold bullion-related ETPs, and (ii) the securities of Gold Companies or derivatives on Gold Companies.  The Gold Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Gold Fund will use the notional value of the derivatives it holds.

The Gold Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Gold Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Gold Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Gold Fund may write (sell) call option contracts on gold and gold bullion-related ETPs to generate income. If the Gold Fund gains long exposure synthetically, since the Gold Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Gold Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Gold Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Gold Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Gold Fund’s synthetic and long ETP exposure. As a result, the Gold Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Gold Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Gold Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the gold or gold bullion-related ETP, however, the Gold Fund may write call options for an amount in excess of the value of an ETP position in the Gold Fund’s portfolio.

Uncovered Call and/or Put Writing

The Gold Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Gold Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Gold Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Gold Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Gold Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Gold Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Gold Fund will lose the difference.

The Gold Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Gold Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Gold Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Gold Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Gold Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s ’s share price, while still generating net premium income. In a call option spread, the Gold Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing a another call option that is further out of the money. Similarly, in a put option spread, the Gold Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Gold Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Gold Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Gold Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Gold Fund intends to utilize traditional exchange-traded options contracts and/or Flexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical option contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Gold Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking gold or gold bullion-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Gold Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Gold Fund with a view toward enhancing the Gold Fund’s total return.

The Gold Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Gold Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Gold Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in gold bullion-related ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Gold Fund may also enter into reverse repurchase agreements. The Gold Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Gold Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Gold Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Gold Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Gold Fund’s fixed income investments, the Gold Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Gold Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Gold Fund’s fixed income investments, the Gold Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Gold Fund’s fixed income investments, the Gold Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Gold Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Gold Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in gold bullion.

The Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Gold Fund, specifically, any investments that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), such as gold bullion and direct investments in gold bullion-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. Investments that generate “qualifying income” for purposes of qualifying as a RIC, including options on gold bullion-related ETPs, generally will be held at the fund-level.

The Gold Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Gold Fund, the Subsidiary may directly invest without limitation in gold bullion or gold bullion-related ETPs; however, the Gold Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Gold Fund. The Gold Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Gold Fund.

See “Additional Information About the Gold Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Gold Fund invests at least 80% of its net assets plus any borrowings for investment purposes in (i) gold bullion, the securities of gold bullion-related ETPs, derivatives on gold bullion or gold bullion-related ETPs, and (ii) the securities of Gold Companies or derivatives on Gold Companies.
Kurv Silver & Mining Enhanced Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Silver Fund seeks to primarily invest under normal circumstances in derivative instruments on silver bullion and silver bullion-related exchanged traded products (“ETPs”), including silver bullion-related exchange traded funds (“ETFs”) and silver bullion-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Silver Fund may also invest in silver bullion-related ETPs directly as well as in silver bullion and derivative instruments on silver bullion. The Silver Fund also seeks to invest in securities of publicly traded companies primarily involved in the silver mining industry (“Silver Companies”). Silver Companies are those companies that generate at least 50% of their revenues from or have at least 50% of their assets related to (a) finding, extracting, processing, selling or developing silver, and/or (b) holding physical silver or owning silver royalties.

Silver bullion-related ETPs are those that invest primarily in physical silver bullion and/or over-the-counter or exchange-traded derivatives on silver bullion such as forward contracts, futures contracts, and options contracts or swap contracts, or in companies that are primarily involved in the silver mining industry. Silver bullion-related ETPs may include other ETFs managed by Kurv Investment Management, LLC (“Kurv”), the Silver Fund’s adviser. Silver bullion-related ETNs are those with interest and/or principal payments linked to the price of silver bullion. Derivatives are primarily used as substitutes for silver bullion because they are expected to produce returns that are substantially similar to those of silver bullion. Derivatives used by the Silver Fund are expected to produce a significant portion of the Silver Fund’s returns. The Silver Fund does not invest more than 25% of the Silver Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying silver bullion index or silver bullion price upon which they are based. Silver bullion-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Silver Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Silver Fund uses futures on silver bullion, as well as option contracts on silver and/or silver bullion-related ETPs, including FLEX options, to gain exposure to silver bullion. The value of option contracts on silver bullion-related ETPs as well as silver bullion-related ETNs should closely track changes in silver bullion prices.

The Silver Fund may gain long exposure via purchasing shares of silver and/or silver bullion-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Silver Fund may gain exposure through buying futures and/or buying call options of a silver or silver bullion-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Silver Fund with investment exposure to the silver or silver bullion-related ETP for the duration of the application option exposure. The synthetic long position to an underlying silver or silver bullion-related ETP when the Silver Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Silver Fund invests at least 80% of its net assets plus any borrowings for investment purposes in (i) silver bullion, the securities of silver bullion-related ETPs, derivatives on silver bullion or silver bullion-related ETPs, and (ii) the securities of Silver Companies or derivatives on Silver Companies.  The Silver Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Silver Fund will use the notional value of the derivatives it holds.

The Silver Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Silver Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Silver Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Silver Fund may write (sell) call option contracts on silver and silver bullion-related ETPs to generate income. If the Silver Fund gains long exposure synthetically, since the Silver Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Silver Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Silver Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Silver Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Silver Fund’s synthetic and long ETP exposure. As a result, the Silver Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Silver Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Silver Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the silver or silver bullion-related ETP, however, the Silver Fund may write call options for an amount in excess of the value of an ETP position in the Silver Fund’s portfolio.

Uncovered Call and/or Put Writing

The Silver Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Silver Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Silver Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Silver Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Silver Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Silver Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Silver Fund will lose the difference.

The Silver Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Silver Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Silver Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Silver Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Silver Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s ’s share price, while still generating net premium income. In a call option spread, the Silver Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing a another call option that is further out of the money. Similarly, in a put option spread, the Silver Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Silver Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Silver Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Silver Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Silver Fund intends to utilize traditional exchange-traded option contracts and/or Flexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed option contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed option contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical option contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Silver Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking silver or silver bullion-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Silver Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Silver Fund with a view toward enhancing the Silver Fund’s total return.

The Silver Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Silver Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Silver Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in silver bullion-related ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Silver Fund may also enter into reverse repurchase agreements. The Silver Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Silver Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Silver Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Silver Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Silver Fund’s fixed income investments, the Silver Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, except with respect to such investments, the Silver Fund may only invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Silver Fund’s fixed income investments, the Silver Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Silver Fund’s fixed income investments, the Silver Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Silver Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Silver Fund may invest, through its Wholly-Owned Subsidiary as discussed below, up to 5% of its assets in silver bullion.

The Fund is non-diversified.

Wholly-Owned Subsidiary

Certain investments of the Silver Fund, specifically, any investments that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), such as silver bullion and direct investments in silver bullion-related ETPs will only be held through a wholly owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. Investments that generate “qualifying income” for purposes of qualifying as a RIC, including options on silver bullion-related ETPs, generally will be held at the fund-level.

The Silver Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Silver Fund, the Subsidiary may directly invest without limitation in silver bullion or silver bullion-related ETPs; however, the Silver Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Silver Fund. The Silver Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Silver Fund.

See “Additional Information About the Silver Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Silver Fund invests at least 80% of its net assets plus any borrowings for investment purposes in (i) silver bullion, the securities of silver bullion-related ETPs, derivatives on silver bullion or silver bullion-related ETPs, and (ii) the securities of Silver Companies or derivatives on Silver Companies.